Trade Receivables, Net (Details 2) (USD $)	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013
Allowance for Doubtful Accounts Receivable [Roll Forward]
Beginning balance	$ 731,475	$ 751,564
Charge-offs	(557,352)	(228,471)
Recoveries	(27,665)	(80,551)
Provision	535,221	371,779
Other comprehensive income (fx differences)	21,723	(82,846)
Ending balance	703,402	731,475
Ending balance - individually evaluated for impairment	667,508	932,933
Ending balance - collectively evaluated for impairment	35,894	36,690
Trade receivables
Ending balance	25,573,699	25,622,091
Ending balance - individually evaluated for impairment	1,644,533	3,280,099
Ending balance - collectively evaluated for impairment	$ 23,929,166	$ 22,341,992